MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS September 30, 1999
                                                         Two World Trade Center,
                                                        New York, New York 10048

DEAR SHAREHOLDER:

The twelve-month period ended September 30, 1999 saw the U.S. equity market rally to record highs as the domestic economy continued to maintain its strength and foreign stock markets soared on improving economic conditions overseas, especially in Southeast Asia and Japan. After a peak in the domestic markets in the middle of July, stock prices pulled back toward the end of the period amid concerns that the U.S. economy might be growing too fast. This concern was manifested in two Federal Reserve Board moves, in June and August, that raised the federal-funds rate a total of 50 basis points while inflation remained low and the economy continued to grow.


PERFORMANCE

For the twelve-month period ended September 30, 1999, Morgan Stanley Dean Witter Developing Growth Securities' Class B shares produced a total return of 55.59 percent compared to 19.07 percent for the Russell 2000 Index and 26.79 percent for the Lipper Small Cap Funds Index. For the same period, the Fund's Class A, C and D shares returned 56.81 percent, 55.84 percent and 57.14 percent, respectively. (Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges. Performance of the Fund's four share classes varies because of differing expenses.) The accompanying chart illustrates the performance of the Fund versus the Russell and Lipper indexes.

The Fund outperformed its benchmark indexes because of its overweighted positions in the technology and consumer discretionary sectors, which performed very well during the fiscal year.


PORTFOLIO STRATEGY

As of September 30, 1999, the Fund held 34 percent of its assets in technology, compared to a 16 percent weighting in technology for the Russell 2000 Index and 22 percent for the Russell 2000 Growth Index. Consumer spending, which has been bolstered by record low

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS September 30, 1999, continued

unemployment and low interest rates, continues to remain at record highs. Top performers within the sector included small-cap companies in the specialty retail/apparel and advertising/marketing industries. As of September 30, 1999, the Fund's weighting in consumer companies was 25 percent, which was slightly higher than that of the Russell 2000 Index and in line with that of the Russell 2000 Growth Index.

In selecting stocks for the Fund we look for companies that have a sound business model and that we believe are able to grow earnings. We also focus on companies with strong management teams and unique products or services, and favor those where insiders have been buying stock. The Fund also seeks out strong risk/reward situations where we believe a company has the prospect of better-than-expected earnings or is a misunderstood growth story. Finally, we expect that the Fund will continue to invest heavily in initial public offerings: nearly two-thirds of the Fund is invested in companies that have come to market within the last five years.

We expect to continue the Fund's strategy of overweighting the technology and consumer sectors, where growth momentum remains strong. The Internet and electronic commerce are two areas of key importance. We anticipate a resurgence in the energy sector, with a continued stabilization of oil and natural gas prices, and a few other cyclical areas. As advances in drug discovery and genetic engineering create new opportunities for biotechnology companies, we will be seeking out companies on the leading edge of this wave and may increase our exposure to the health-care sector. The Fund will continue to underweight the financial sector as long as we perceive the interest-rate environment remaining volatile with an upward bias.


LOOKING FORWARD

Although small-cap stocks rebounded sharply in April, this rally was short-lived, with the markets returning to a focus on large-company growth stocks. Going forward, however, we believe that small caps will resume their historical pattern of outperformance as investors increasingly concentrate on the valuation disparity between small- and large-cap stocks. Further, we believe that declining growth prospects for many large companies will not only lead more investors to turn to smaller companies for growth but will also prompt large caps to look for acquisition opportunities among smaller companies.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS September 30, 1999, continued

We appreciate your ongoing support of Morgan Stanley Dean Witter Developing Growth Securities and look forward to continuing to serve your investment needs.


Very truly yours,



/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin
--------------------------                  ---------------------
CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FUND PERFORMANCE September 30, 1999


   [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

                           GROWTH OF $10,000 CLASS B

Date                     TOTAL          RUSSELL 2000        LIPPER
----                     -----          ------------        ------
September 30, 1989       $10,000        $10,000             $10,000
September 30, 1990       $ 7,913        $ 7,287             $ 7,791
September 30, 1991       $12,464        $10,574             $11,274
September 30, 1992       $10,823        $11,518             $11,903
September 30, 1993       $18,177        $15,341             $15,746
September 30, 1994       $16,562        $15,742             $16,115
September 30, 1995       $24,325        $19,426             $20,892
September 30, 1996       $28,589        $21,978             $24,456
September 30, 1997       $33,272        $29,272             $29,587
September 30, 1998       $26,990        $23,705             $23,312
September 30, 1999       $41,995(3)     $28,226             $29,556

---- Fund        ---- Russell 2000 (4)      ---- Lipper (5)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                           AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------

                      CLASS B SHARES*
----------------------------------------------------------------
PERIOD ENDED 9/30/99
--------------------
1 Year                                55.59%(1)   50.59%(2)
5 Years                               20.45%(1)   20.26%(2)
10 Years                              15.43%(1)   15.43%(2)


                        CLASS C SHARES++
---------------------------------------------------------------
PERIOD ENDED 9/30/99
-------------------------
1 Year                                     55.84%(1)   54.84%(2)
Since Inception (7/28/97)                  17.13%(1)   17.13%(2)


                        CLASS A SHARES+
---------------------------------------------------------------
PERIOD ENDED 9/30/99
-------------------------
1 Year                                     56.81%(1)   48.58%(2)
Since Inception (7/28/97)                  17.95%(1)   15.06%(2)


                        CLASS D SHARES++
---------------------------------------------------------------
PERIOD ENDED 9/30/99
-------------------------
1 Year                                     57.14%(1)
Since Inception (7/28/97)                  18.22%(1)


(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3)    Closing value assuming a complete redemption on September 30, 1999.

(4) The Russell 2000 Index is a capitalization weighted index which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper Small Cap Fund Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small Cap Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

* The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.0%. The CDSC declines to 0% after six years.

+      The maximum front-end sales charge for Class A is 5.25%.

++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.

++     Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 1999




   NUMBER OF
     SHARES                                                         VALUE
-----------------                                           -------------------
                    COMMON STOCKS (90.8%)
                    Advertising (2.2%)
    100,000         24/7 Media, Inc.* .....................   $  3,781,250
     70,000         FreeShop.com, Inc.* ...................        805,000
    453,300         Getty Images, Inc.* ...................     10,879,200
    100,000         R.H. Donnelley Corp.* .................      1,862,500
                                                              ------------
                                                                17,327,950
                                                              ------------
                    Air Freight/Delivery Services (1.4%)
    200,000         C.H. Robinson Worldwide, Inc. .........      6,737,500
    130,000         Expeditors International of
                    Washington, Inc. ......................      4,168,125
                                                              ------------
                                                                10,905,625
                                                              ------------
                    Airlines (0.2%)
     50,000         Midwest Express Holdings, Inc.*........      1,309,375
                                                              ------------
                    Apparel (0.3%)
    120,000         Quiksilver, Inc.* .....................      2,190,000
                                                              ------------
                    Auto Parts: O.E.M. (0.3%)
    105,500         Gentex Corp.* .........................      2,175,937
                                                              ------------
                    Biotechnology (2.9%)
    150,000         Alkermes, Inc.* .......................      4,303,125
    350,000         Cephalon, Inc.* .......................      6,278,125
    137,000         Enzon, Inc.* ..........................      4,169,937
     40,000         Incyte Pharmaceuticals, Inc.* .........        922,500
    200,000         Medco Research, Inc.* .................      4,987,500
     40,000         Millennium Pharmaceuticals,
                    Inc.* .................................      2,585,000
                                                              ------------
                                                                23,246,187
                                                              ------------
                    Broadcasting (0.8%)
    157,000         Citadel Communications Corp.* .........      5,357,625
     34,900         Salem Communications Corp.* ...........        889,950
                                                              ------------
                                                                 6,247,575
                                                              ------------
                    Cable Television (0.9%)
     60,900         Insight Communications Co., Inc.*......      1,747,069
    123,400         Pegasus Communications Corp.* .........      5,553,000
                                                              ------------
                                                                 7,300,069
                                                              ------------
                    Catalog/Specialty Distribution (0.2%)
     33,200         Ashford.com, Inc.* ....................        303,987
     84,200         ShopNow.com Inc.* .....................        978,825
                                                              ------------
                                                                 1,282,812
                                                              ------------
                    Cellular Telephone (1.6%)
     42,500         AirGate PCS, Inc.* ....................      1,057,187
    215,000         Powertel, Inc.* .......................     11,825,000
                                                              ------------
                                                                12,882,187
                                                              ------------


   NUMBER OF
     SHARES                                                         VALUE
-----------------                                            -------------------
                    Clothing/Shoe/Accessory Stores (0.4%)
    120,000         Pacific Sunwear of California,
                    Inc.* .................................   $  3,360,000
                                                              ------------
                    Computer Communications (0.5%)
     49,400         Emulex Corp.* .........................      4,229,875
                                                              ------------
                    Computer Software (10.5%)
     50,000         BackWeb Technologies Ltd.
                    (Israel)* .............................        846,875
    300,000         CBT Group PLC (ADR) (Ireland)*.........      7,387,500
    200,000         Citrix Systems, Inc.* .................     12,375,000
      5,400         E.piphany, Inc.* ......................        263,250
     11,500         Excalibur Technologies Corp.* .........         92,000
    400,000         FileNET Corp.* ........................      4,275,000
    117,000         Inet Technologies, Inc.* ..............      4,665,375
    100,000         Marimba, Inc.* ........................      2,975,000
    180,000         Mercury Interactive Corp.* ............     11,610,000
    170,000         Micromuse Inc.* .......................     10,922,500
     11,100         Mission Critical Software, Inc.* ......        493,950
     33,700         NetIQ Corp.* ..........................        998,362
    100,000         Packeteer, Inc.* ......................      3,412,500
    200,000         Peregine Systems, Inc.* ...............      8,150,000
    290,000         Project Software & Development,
                    Inc.* .................................     15,515,000
                                                              ------------
                                                                83,982,312
                                                              ------------
                    Computer/Video Chains (0.3%)
     75,000         REX Stores Corp.* .....................      2,325,000
                                                              ------------
                    Containers/Packaging (0.4%)
    400,000         Gaylord Container Corp.
                    (Series A)* ...........................      2,850,000
                                                              ------------
                    Contract Drilling (1.8%)
    400,000         R & B Falcon Corp.* ...................      5,250,000
    430,000         Santa Fe International Corp. ..........      9,271,875
                                                              ------------
                                                                14,521,875
                                                              ------------
                    Discount Chains (0.4%)
    100,000         BJ's Wholesale Club, Inc.* ............      2,956,250
                                                              ------------
                    Diversified Commercial Services (4.2%)
     90,000         Abacus Direct Corp.* ..................     10,968,750
    110,000         Dendrite International, Inc.* .........      5,190,625
    240,000         Iron Mountain, Inc.* ..................      8,130,000
     16,000         Loislaw.com, Inc.* ....................        232,000
    250,000         Nielsen Media Research, Inc.* .........      9,296,875
                                                              ------------
                                                                33,818,250
                                                              ------------
                    Diversified Electronic Products (0.2%)
    150,000         Sensormatic Electronics Corp.* ........      1,903,125
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 1999, continued




    NUMBER OF
      SHARES                                                      VALUE
-----------------                                             ------------
                    E.D.P. Peripherals (0.9%)
    180,000         DSP Group, Inc.* ......................   $  7,132,500
                                                              ------------
                    E.D.P. Services (1.9%)
     90,000         Concord Communications, Inc.* .........      3,566,250
     46,600         Netsolve Inc.* ........................        827,150
    200,000         Pegasus Systems, Inc.* ................      7,487,500
    140,000         U.S. Interactive, Inc.* ...............      3,062,500
                                                              ------------
                                                                14,943,400
                                                              ------------
                    Electrical Products (0.1%)
     51,400         Belden Inc. ...........................      1,053,700
                                                              ------------
                    Electronic Components (1.8%)
     50,000         Flextronics International, Ltd.* ......      2,909,375
    170,000         Power Integrations, Inc.* .............     11,676,875
                                                              ------------
                                                                14,586,250
                                                              ------------
                    Electronic Distributors (2.1%)
    200,000         Intraware, Inc.* ......................      5,212,500
    150,000         Marshall Industries* ..................      5,475,000
     90,000         Safeguard Scientifics, Inc.* ..........      6,120,000
                                                              ------------
                                                                16,807,500
                                                              ------------
                    Electronic Production Equipment (3.4%)
    276,600         Advanced Energy Industries,
                    Inc.* .................................      8,522,738
    220,000         ATMI, Inc.* ...........................      8,167,500
    250,000         EMCORE Corp.* .........................      3,453,125
    350,000         MEMC Electronic Materials, Inc.*.......      4,812,500
     79,400         MKS Instruments, Inc.* ................      1,756,725
                                                              ------------
                                                                26,712,588
                                                              ------------
                    Engineering & Construction (0.2%)
     75,200         EMCOR Group, Inc.* ....................      1,447,600
                                                              ------------
                    Finance Companies (0.7%)
    153,000         Advanta Corp. (Class A) ...............      2,237,625
    130,000         NextCard, Inc.* .......................      3,176,875
                                                              ------------
                                                                 5,414,500
                                                              ------------
                    Forest Products (0.7%)
    140,000         Rayonier, Inc. ........................      5,880,000
                                                              ------------
                    Industrial Specialties (0.5%)
    130,000         Pittway Corp. (Class A) ...............      4,095,000
                                                              ------------
                    Integrated Oil Companies (1.0%)
    150,000         Murphy Oil Corp. ......................      8,109,375
                                                              ------------
                    Internet Services (9.3%)
      6,200         Agile Software Co.* ...................        396,800
    230,000         AppNet Systems, Inc.* .................      6,267,500
    200,000         Art Technology Group, Inc.* ...........      7,600,000
     18,600         Bluestone Software, Inc.* .............        430,125
     11,600         Broadbase Software, Inc.* .............        184,150


    NUMBER OF
      SHARES                                                      VALUE
-----------------                                             ------------
    180,000         CNet Inc.* ............................   $ 10,068,750
    100,000         Digex, Inc.* ..........................      2,368,750
     17,800         Digital Insight Corp.* ................        267,000
      7,800         eGain Communications Corp.* ...........        143,813
    140,000         Exodus Communications, Inc.* ..........     10,088,750
    100,000         InterVu Inc.* .........................      3,712,500
     44,300         ITXC Corp.* ...........................      1,409,294
     18,600         Kana Communications, Inc.* ............        927,675
      6,200         Keynote Systems, Inc.* ................        155,000
     25,000         Luminant Worldwide Corp.* .............        768,750
    180,000         National Information Consortium,
                    Inc.* .................................      4,443,750
    100,000         Network Solutions, Inc.* ..............      9,175,000
     19,700         Netzero Inc.* .........................        510,969
    148,000         PSINet, Inc.* .........................      5,318,750
    130,000         Quest Software, Inc.* .................      6,045,000
     75,000         Radware Ltd.* .........................      2,062,500
     72,000         Tumbleweed Communications
                    Corp.* ................................      1,899,000
      5,400         Vitria Technology, Inc.* ..............        197,438
                                                              ------------
                                                                74,441,264
                                                              ------------
                    Investment Bankers/Brokers/Services (1.8%)
    220,000         Hambrecht & Quist Group* ..............     10,766,250
     64,900         Investment Technology Group,
                    Inc. ..................................      1,492,700
     85,000         Jefferies Group, Inc. .................      1,774,375
                                                              ------------
                                                                14,033,325
                                                              ------------
                    Managed Health Care (0.2%)
    340,000         Caremark Rx, Inc.* ....................      1,912,500
                                                              ------------
                    Medical Specialties (3.5%)
    183,000         Aurora Biosciences Corp.* .............      2,447,625
    375,300         Orthofix International N.V.* ..........      4,972,725
     64,600         Perclose, Inc.* .......................      3,003,900
    100,000         SonoSite, Inc.* .......................      2,587,500
    200,000         Wesley Jessen VisionCare, Inc.* .......      6,287,500
    150,000         Xomed Surgical Products, Inc.* ........      8,531,250
                                                              ------------
                                                                27,830,500
                                                              ------------
                    Medical/Dental Distributors (0.3%)
     75,000         Priority Healthcare Corp.
                    (Class B)* ............................      2,315,625
                                                              ------------
                    Medical/Nursing Services (0.7%)
    300,000         InfoCure Corp.* .......................      5,662,500
                                                              ------------
                    Metals Fabrications (1.6%)
    240,000         CommScope, Inc.* ......................      7,800,000
    284,500         Maverick Tube Corp.* ..................      4,712,031
                                                              ------------
                                                                12,512,031
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 1999, continued




    NUMBER OF
      SHARES                                                        VALUE
-----------------                                              ------------
                    Military/Gov't/Technical (1.7%)
    242,700         Aeroflex Inc.* .........................   $  2,957,906
    230,000         Nichols Research Corp.* ................      6,066,250
    300,000         Titan Corp. (The)* .....................      4,312,500
                                                               ------------
                                                                 13,336,656
                                                               ------------
                    Movies/Entertainment (1.8%)
    183,500         CINAR Films Inc.
                    (Class B) (Canada)* ....................      5,505,000
    200,000         Westwood One, Inc.* ....................      9,025,000
                                                               ------------
                                                                 14,530,000
                                                               ------------
                    Multi-Line Insurance (0.4%)
    136,000         Horace Mann Educators Corp. ............      3,510,500
                                                               ------------
                    Office/Plant Automation (0.4%)
     80,000         Kronos, Inc.* ..........................      2,930,000
                                                               ------------
                    Oil & Gas Production (1.5%)
    100,000         Devon Energy Corp. .....................      4,143,750
    300,000         Nuevo Energy Co.* ......................      5,175,000
    250,000         Santa Fe Snyder Corp.* .................      2,250,000
                                                               ------------
                                                                 11,568,750
                                                               ------------
                    Oilfield Services/Equipment (2.0%)
    320,000         BJ Services Co.* .......................     10,180,000
    300,000         Veritas DGC Inc.* ......................      5,775,000
                                                               ------------
                                                                 15,955,000
                                                               ------------
                    Other Consumer Services (0.8%)
     45,000         garden.com, Inc.* ......................        849,375
     20,000         InsWeb Corp.* ..........................        390,000
    210,000         Steiner Leisure Ltd.* ..................      5,197,500
                                                               ------------
                                                                  6,436,875
                                                               ------------
                    Other Pharmaceuticals (0.4%)
    100,000         Shire Pharmaceuticals Group PLC
                    (ADR) (United Kingdom)* ................      2,875,000
                                                               ------------
                    Other Specialty Stores (1.7%)
    200,000         Bombay Co., Inc. (The)* ................      1,012,500
    150,000         Cost Plus, Inc.* .......................      7,265,625
     80,000         Linens 'N Things, Inc.* ................      2,700,000
    132,100         Urban Outfitters, Inc.* ................      2,939,225
                                                               ------------
                                                                 13,917,350
                                                               ------------
                    Other Telecommunications (4.8%)
    120,000         Clarent Corp.* .........................      6,112,500
    420,000         Clearnet Communications Inc.
                    (Class A)* .............................      7,560,000
     22,200         Efficient Networks, Inc.* ..............        804,750
     48,000         Focal Communications Corp.* ............      1,227,000
    250,000         ITC DeltaCom, Inc.* ....................      6,875,000
    240,000         Pinnacle Holdings Inc.* ................      6,240,000


    NUMBER OF
      SHARES                                                        VALUE
-----------------                                              ------------
    231,000         Primus Telecommunications
                    Group, Inc.* ...........................   $  4,836,563
    125,000         WinStar Communications, Inc. ...........      4,906,250
                                                               ------------
                                                                 38,562,063
                                                               ------------
                    Paper (0.6%)
     50,000         Sappi Ltd. (ADR) (South Africa) ........      4,787,500
                                                               ------------
                    Precious Metals (1.2%)
    174,000         Newmont Mining Corp ....................      4,502,250
    333,000         Placer Dome Inc. (Canada) ..............      4,953,375
                                                               ------------
                                                                  9,455,625
                                                               ------------
                    Precision Instruments (0.9%)
    250,000         Mettler-Toledo International Inc.*......      7,406,250
                                                               ------------
                    Real Estate Investment Trusts (0.4%)
    130,000         Public Storage, Inc. ...................      3,274,375
                                                               ------------
                    Recreational Products/Toys (1.8%)
    300,000         Callaway Golf Co. ......................      3,656,250
    250,000         THQ, Inc.* .............................     10,781,250
                                                               ------------
                                                                 14,437,500
                                                               ------------
                    Rental/Leasing Companies (0.6%)
    250,000         Comdisco, Inc. .........................      4,828,125
                                                               ------------
                    Restaurants (0.4%)
    113,600         Foodmaker, Inc.* .......................      2,832,900
                                                               ------------
                    Semiconductors (4.0%)
    140,000         Conexant Systems, Inc.* ................     10,167,500
    212,500         Exar Corp.* ............................      7,955,469
    150,000         Fairchild Semiconductor Corp.
                    (Class A)* .............................      3,525,000
    210,000         Integrated Device Technology,
                    Inc.* ..................................      3,871,875
    220,000         National Semiconductor Corp.* ..........      6,710,000
                                                               ------------
                                                                 32,229,844
                                                               ------------
                    Services to the Health Industry (0.8%)
    150,000         Quest Diagnostics Inc.* ................      3,900,000
    123,200         United Payors & United
                    Providers, Inc.* .......................      2,094,400
                                                               ------------
                                                                  5,994,400
                                                               ------------
                    Shoe Manufacturing (0.5%)
    300,000         Madden (Steven), Ltd.* .................      3,862,500
                                                               ------------
                    Smaller Banks (0.0%)
     20,000         First Charter Corp. ....................        346,250
                                                               ------------
                    Specialty Chemicals (0.8%)
    115,000         Celgene Corp.* .........................      3,112,188
    200,000         Georgia Gulf Corp. .....................      3,525,000
                                                               ------------
                                                                  6,637,188
                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 1999, continued


  NUMBER OF
   SHARES                                                      VALUE
------------                                              ---------------
               Specialty Foods/Candy (0.7%)
  150,000      Earthgrains Co. ........................   $  3,318,750
  100,000      Universal Foods Corp.* .................      2,293,750
                                                          ------------
                                                             5,612,500
                                                          ------------
               Telecommunications Equipment (2.0%)
  300,000      Antec Corp.* ...........................     15,918,750
                                                          ------------
               Trucking (0.4%)
   50,000      American Freightways Corp.* ............        909,375
   40,000      USFreightways Corp. ....................      1,895,000
                                                          ------------
                                                             2,804,375
                                                          ------------
               TOTAL COMMON STOCKS
               (Identified Cost $507,218,528)..........    723,754,838
                                                          ------------


  PRINCIPAL
  AMOUNT IN
  THOUSANDS
-------------
                SHORT-TERM INVESTMENT (a) (6.6%)

                U.S. GOVERNMENT AGENCY
$   52,400      Federal Home Loan Mortgage
                Corp. 5.20% due 10/01/99
                (Amortized Cost $52,400,000)......     52,400,000
                                                     ------------


TOTAL INVESTMENTS
(Identified Cost $559,618,528) (b).........       97.4%     776,154,838
CASH AND OTHER ASSETS IN EXCESS
OF LIABILITIES ............................        2.6       20,835,174
                                                 -----      -----------
NET ASSETS ................................      100.0%    $796,990,012
                                                 =====     ============

--------------------------------

ADR    American Depository Receipt.

*      Non-income producing security.

(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $225,114,997 and the aggregate gross unrealized depreciation is $8,578,687, resulting in net unrealized appreciation of $216,536,310.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1999



ASSETS:
Investments in securities, at value
  (identified cost $559,618,528)..................................    $776,154,838
Cash .............................................................          20,790
Receivable for:
   Investments sold ..............................................      31,440,495
   Shares of beneficial interest sold ............................       3,816,323
   Dividends .....................................................          80,058
Prepaid expenses and other assets ................................          87,769
                                                                      ------------
   TOTAL ASSETS ..................................................     811,600,273
                                                                      ------------
LIABILITIES:
Payable for:
   Investments purchased .........................................      12,405,592
   Shares of beneficial interest repurchased .....................       1,114,559
   Plan of distribution fee ......................................         639,164
   Investment management fee .....................................         320,902
Accrued expenses and other payables ..............................         130,044
                                                                      ------------
   TOTAL LIABILITIES .............................................      14,610,261
                                                                      ------------
   NET ASSETS ....................................................    $796,990,012
                                                                      ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..................................................    $438,305,411
Net unrealized appreciation ......................................     216,536,310
Accumulated net investment loss ..................................         (45,483)
Accumulated undistributed net realized gain ......................     142,193,774
                                                                      ------------
   NET ASSETS ....................................................    $796,990,012
                                                                      ============
CLASS A SHARES:
Net Assets .......................................................    $ 15,246,012
Shares Outstanding (unlimited authorized, $.01 par value).........         484,939
   NET ASSET VALUE PER SHARE .....................................    $      31.44
                                                                      ============
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ...............    $      33.18
                                                                      ============
CLASS B SHARES:
Net Assets .......................................................    $770,391,609
Shares Outstanding (unlimited authorized, $.01 par value).........      24,929,573
   NET ASSET VALUE PER SHARE .....................................    $      30.90
                                                                      ============
CLASS C SHARES:
Net Assets .......................................................    $  4,727,652
Shares Outstanding (unlimited authorized, $.01 par value).........         152,772
   NET ASSET VALUE PER SHARE .....................................    $      30.95
                                                                      ============
CLASS D SHARES:
Net Assets .......................................................    $  6,624,739
Shares Outstanding (unlimited authorized, $.01 par value).........         209,614
   NET ASSET VALUE PER SHARE .....................................    $      31.60
                                                                      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended September 30, 1999


NET INVESTMENT LOSS:
INCOME
Interest .................................................    $  3,143,666
Dividends (net of $2,000 foreign withholding tax).........       1,480,050
                                                              ------------
   TOTAL INCOME ..........................................       4,623,716
                                                              ------------
EXPENSES
Plan of distribution fee (Class A shares) ................          22,495
Plan of distribution fee (Class B shares) ................       6,931,091
Plan of distribution fee (Class C shares) ................          32,218
Investment management fee ................................       3,515,654
Transfer agent fees and expenses .........................       1,092,495
Registration fees ........................................         114,232
Shareholder reports and notices ..........................         105,562
Professional fees ........................................          77,751
Custodian fees ...........................................          62,220
Trustees' fees and expenses ..............................          19,074
Other ....................................................           7,898
                                                              ------------
   TOTAL EXPENSES ........................................      11,980,690
                                                              ------------
   NET INVESTMENT LOSS ...................................      (7,356,974)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain ........................................     153,313,817
Net change in unrealized appreciation ....................     165,480,270
                                                              ------------
   NET GAIN ..............................................     318,794,087
                                                              ------------
NET INCREASE .............................................    $311,437,113
                                                              ============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS




                                                             FOR THE YEAR           FOR THE YEAR
                                                                 ENDED                 ENDED
                                                          SEPTEMBER 30, 1999     SEPTEMBER 30, 1998
                                                         --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................      $   (7,356,974)       $   (7,787,563)
Net realized gain ....................................         153,313,817            47,579,070
Net change in unrealized appreciation ................         165,480,270          (189,235,137)
                                                            --------------        --------------
   NET INCREASE (DECREASE) ...........................         311,437,113          (149,443,630)
                                                            --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
REALIZED GAIN:
Class A shares .......................................            (124,327)             (101,495)
Class B shares .......................................         (10,501,816)          (73,505,455)
Class C shares .......................................             (44,486)             (175,858)
Class D shares .......................................             (62,639)              (22,340)
                                                            --------------        --------------
   TOTAL DISTRIBUTIONS ...............................         (10,733,268)          (73,805,148)
                                                            --------------        --------------
Net decrease from transactions in shares of beneficial
  interest ...........................................        (111,845,093)          (48,225,084)
                                                            --------------        --------------
   NET INCREASE (DECREASE) ...........................         188,858,752          (271,473,862)
NET ASSETS:
Beginning of period ..................................         608,131,260           879,605,122
                                                            --------------        --------------
   END OF PERIOD
   (Including accumulated net investment losses of
   $45,483 and $43,356, respectively).................      $  796,990,012        $  608,131,260
                                                            ==============        ==============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Developing Growth Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price;
(2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1999, continued

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million and 0.475% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1999, continued

personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1999, continued

Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $20,790,171 at September 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 0.88%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $186, $940,162 and $1,578, respectively, and received $34,070, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1999 aggregated $1,154,040,162, and $1,255,512,287, respectively.

For the year ended September 30, 1999, the Fund incurred $103,031 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At September 30, 1999, the Funds receivable for investments sold included unsettled trades with DWR of $1,061,885.

For the year ended September 30, 1999, the Fund incurred brokerage commissions of $59,825 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 1999, the Fund had transfer agent fees and expenses payable of approximately $9,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1999, continued

years of service. Aggregate pension costs for the year ended September 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,516. At September 30, 1999, the Fund had an accrued pension liability of $45,487 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                      FOR THE YEAR                           FOR THE YEAR
                                                         ENDED                                  ENDED
                                                   SEPTEMBER 30, 1999                     SEPTEMBER 30, 1998
                                          ------------------------------------   ------------------------------------
                                               SHARES             AMOUNT              SHARES              AMOUNT
                                          ---------------   ------------------   ----------------   -----------------
CLASS A SHARES
Sold ..................................       1,795,565       $   45,961,645            491,103      $   11,960,980
Reinvestment of distributions .........           5,508              123,765              4,011              90,052
Redeemed ..............................      (1,601,819)         (41,473,827)          (245,004)         (6,003,020)
                                             ----------       --------------           --------      --------------
Net increase - Class A ................         199,254            4,611,583            250,110           6,048,012
                                             ----------       --------------           --------      --------------
CLASS B SHARES
Sold ..................................      19,364,899          501,039,654         12,935,890         316,348,092
Reinvestment of distributions .........         444,464            9,880,417          3,114,684          69,706,625
Redeemed ..............................     (24,437,018)        (628,930,869)       (18,446,882)       (445,847,648)
                                            -----------       --------------        -----------      --------------
Net decrease - Class B ................      (4,627,655)        (118,010,798)        (2,396,308)        (59,792,931)
                                            -----------       --------------        -----------      --------------
CLASS C SHARES
Sold ..................................       1,377,267           36,318,739            479,462          11,866,963
Reinvestment of distributions .........           1,953               43,445              7,586             169,775
Redeemed ..............................      (1,334,660)         (35,381,357)          (417,652)        (10,331,269)
                                            -----------       --------------        -----------      --------------
Net increase - Class C ................          44,560              980,827             69,396           1,705,469
                                            -----------       --------------        -----------      --------------
CLASS D SHARES
Sold ..................................       2,267,493           57,727,289            254,323           6,071,021
Reinvestment of distributions .........           1,883               42,446                925              20,790
Redeemed ..............................      (2,220,762)         (57,196,440)           (95,034)         (2,277,445)
                                            -----------       --------------        -----------      --------------
Net increase - Class D ................          48,614              573,295            160,214           3,814,366
                                            -----------       --------------        -----------      --------------
Net decrease in Fund ..................      (4,335,227)      $ (111,845,093)        (1,916,588)     $  (48,225,084)
                                            ===========       ==============        ===========      ==============

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1999, continued

6. FEDERAL INCOME TAX STATUS

As of September 30, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged and accumulated net investment loss was credited $7,354,847.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                            FOR THE PERIOD
                                                               FOR THE YEAR           FOR THE YEAR          JULY 28, 1997*
                                                                   ENDED                  ENDED                THROUGH
                                                            SEPTEMBER 30, 1999     SEPTEMBER 30, 1998     SEPTEMBER 30, 1997
                                                           --------------------   --------------------   -------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................         $  20.38                $27.50               $24.62
                                                                 --------               -------               -------
Income (loss) from investment operations:
 Net investment loss ...................................           (0.07)                (0.06)                (0.02)
 Net realized and unrealized gain (loss) ...............           11.50                 (4.75)                 2.90
                                                                 --------               -------               -------
Total income (loss) from investment operations .........           11.43                 (4.81)                 2.88
                                                                 --------               -------               -------
Less distributions from net realized gain ..............           (0.37)                (2.31)                   -
                                                                 --------               -------               -------
Net asset value, end of period .........................         $ 31.44                $20.38                $27.50
                                                                 ========               =======               =======
TOTAL RETURN+ .........................................            56.81 %              (18.26)%               11.70 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................            0.90 %(3)             0.94 %(3)             0.99 %(2)
Net investment loss ....................................          ( 0.25)%(3)            (0.23)%(3)           ( 0.46)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................         $15,246               $ 5,822                $  978
Portfolio turnover rate ................................             172 %                 178 %                 154 %

-------------

*      The date shares were first issued.

++ The per share amounts were computed using an average number of shares outstanding during the period.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)    Not annualized.

(2)    Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued


                                                            FOR THE YEAR ENDED SEPTEMBER 30,
                                                         --------------------------------------
                                                               1999++              1998++
                                                         ------------------ -------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................        $    20.19        $   27.46
                                                                ----------        ----------
Income (loss) from investment operations:
 Net investment loss ...................................            (0.27)            (0.20)
 Net realized and unrealized gain (loss) ...............            11.35             (4.76)
                                                                ----------        ----------
Total income (loss) from investment operations .........            11.08             (4.96)
                                                                ----------        ----------
Less distributions from net realized gain ..............            (0.37)            (2.31)
                                                                ----------        ----------
Net asset value, end of period .........................        $   30.90         $   20.19
                                                                ==========        ==========
TOTAL RETURN+ .........................................             55.59 %          (18.88)%

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................             1.70 %(1)         1.69 %(1)
Net investment loss ....................................            (1.05)%(1)        (0.98)%(1)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................         $770,392          $596,834
Portfolio turnover rate ................................              172 %             178 %



                                                                 FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ------------------------------------------------
                                                             1997*++          1996            1995
                                                         --------------- --------------- ---------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................      $    27.71      $   25.54       $   17.55
                                                              ----------      ----------      ----------
Income (loss) from investment operations:
 Net investment loss ...................................          (0.28)          (0.23)          (0.19)
 Net realized and unrealized gain (loss) ...............           3.92            4.32            8.34
                                                              ----------      ----------      ----------
Total income (loss) from investment operations .........           3.64            4.09            8.15
                                                              ----------      ----------      ----------
Less distributions from net realized gain ..............          (3.89)          (1.92)          (0.16)
                                                              ----------      ----------      ----------
Net asset value, end of period .........................      $   27.46       $   27.71       $   25.54
                                                              ==========      ==========      ==========
TOTAL RETURN+ .........................................            16.38 %        17.53 %         46.87 %
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................            1.68 %         1.69 %          1.77 %
Net investment loss ....................................           (1.21)%        (1.03)%         (1.04)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................        $877,539       $799,201        $534,869
Portfolio turnover rate ................................             154 %          149 %           114 %

--------------

* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                                            FOR THE PERIOD
                                                               FOR THE YEAR           FOR THE YEAR          JULY 28, 1997*
                                                                   ENDED                  ENDED                THROUGH
                                                            SEPTEMBER 30, 1999     SEPTEMBER 30, 1998     SEPTEMBER 30, 1997
                                                           --------------------   --------------------   -------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................        $20.19                  $27.46               $ 24.62
                                                                -------                 -------               -------
Income (loss) from investment operations:
 Net investment loss ...................................         (0.25)                  (0.23)                (0.05)
 Net realized and unrealized gain (loss) ...............         11.38                   (4.73)                 2.89
                                                                -------                 -------               -------
Total income (loss) from investment operations .........         11.13                   (4.96)                (2.84)
                                                                -------                 -------               -------
Less distributions from net realized gain ..............         (0.37)                  (2.31)                   -
                                                                -------                 -------               -------
Net asset value, end of period .........................        $30.95                 $ 20.19               $ 27.46
                                                                =======                 =======               =======
TOTAL RETURN+ .........................................          55.84 %                (18.88)%               11.54 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................          1.58 %(3)               1.69 %(3)             1.71 %(2)
Net investment loss ....................................         (0.93)%(3)              (0.98)%(3)            (1.19)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................        $4,728                 $ 2,185                $1,066
Portfolio turnover rate ................................           172 %                   178 %                 154 %

--------------

*      The date shares were first issued.

++ PThe per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)    Not annualized.

(2)    Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                                            FOR THE PERIOD
                                                               FOR THE YEAR           FOR THE YEAR          JULY 28, 1997*
                                                                   ENDED                  ENDED                THROUGH
                                                            SEPTEMBER 30, 1999     SEPTEMBER 30, 1998     SEPTEMBER 30, 1997
                                                           --------------------   --------------------   -------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................        $20.44              $27.51                    $24.62
                                                                -------             -------                   -------
Income (loss) from investment operations:
 Net investment income (loss) ..........................         (0.01)               0.01                     (0.01)
 Net realized and unrealized gain (loss) ...............         11.54               (4.77)                     2.90
                                                                -------             -------                   -------
Total income (loss) from investment operations .........         11.53               (4.76)                     2.89
                                                                -------             -------                   -------
Less distributions form net realized gain ..............         (0.37)              (2.31)                       -
                                                                -------             -------                   -------
Net asset value, end of period .........................        $31.60              $20.44                    $27.51
                                                                =======             =======                   =======

TOTAL RETURN+ .........................................          57.14 %            (18.05)%                   11.74 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................          0.70 %(3)           0.69 %(3)                 0.70 %(2)
Net investment income (loss) ...........................         (0.05)%(3)           0.02 %(3)                (0.20)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................        $6,625             $ 3,291                    $   22
Portfolio turnover rate ................................           172 %               178 %                     154 %

--------------

*      The date shares were first issued.

++ The per share amount were computed using an average number of shares outstanding during the period.

+ Calculated based on the net asset value as of the last business day of the period.

(1)    Not annualized.

(2)    Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Developing Growth Securities Trust (the "Fund") at September 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
November 8, 1999



                      1999 FEDERAL TAX NOTICE (unaudited)

      During the year ended September 30, 1999, the Fund paid to shareholders $0.37 per share from long-term capital gains.

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Armon Bar-Tur
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanely Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.





MORGAN STANLEY
DEAN WITTER
DEVELOPING
GROWTH SECURITIES

ANNUAL REPORT
SEPTEMBER 30, 1999